Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

August 23, 2024

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSGA Active Trust (File Nos. 333-173276 and 811-22542)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, SSGA Active Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 217 to the Trust’s Registration Statement on Form N-1A (Amendment No. 223 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to reflect revised principal investment strategies and related changes for the Trust’s SPDR DoubleLine Total Return Tactical ETF, SPDR Nuveen Municipal Bond ETF, and SPDR Nuveen Municipal Bond ESG ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001